Accrued Liabilties and Other Payables - Schedule of Accrued Liabilties and Other Payables (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued expenses	$ 234,039		$ 201,455		$ 43,633
Customer deposit	6,678		6,349
Withholding tax payable	8,343		4,361		7,349
Independent director fee payable			20,000
Compensation payable (Note 1)	86,267	[1]	100,802	[1],[2]	144,015	[2]
Other payables	9,524		167,762		46,616
Accrued Liabilties and Other Payables	$ 344,851		$ 500,729		$ 241,613

[1]	Compensation payable represents a claim relating to an employee of the subsidiary.
[2]	Compensation payable represents a claim relating to an employee of the subsidiary. On April 23, 2023, a settlement agreement was entered into with the employee, with compensation payable over 12 instalments commencing April 2023.